Intangible Assets - Schedule of Estimated Amortization Expense for Intangible Assets (Details) - Gemini Direct Investment LLC and Subsidiaries [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
2021	$ 8,695
2022	8,695
2023	8,695
2024	8,695
2025	4,216
Total	$ 38,996	$ 47,412